Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2020
Cash And Cash Equivalents [Abstract]
Cash and Cash Equivalents
6.	CASH AND CASH EQUIVALENTS

	December 31,	December 31,
	2019	2020
Cash in hand	$1,723	$1,709
Cash in banks	22,201,308	14,322,662
	$22,203,031	$14,324,371